Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances And Reserves [Roll Forward]
Balance at Beginning of Period	$ 89,602	$ 81,713	$ 97,911
Provision for Doubtful Accounts	54,691	46,698	14,969
Write-offs, Net of Recoveries	(54,504)	(38,809)	(31,167)
Balance at End of Period	89,789	89,602	81,713
Deferred income tax valuation allowance [Member]
Movement in Valuation Allowances And Reserves [Roll Forward]
Balance at Beginning of Period	2,558,767	1,721,917	1,093,398
Increase	248,504	836,850	633,423
Decrease	(140)		(4,904)
Balance at End of Period	$ 2,807,131	$ 2,558,767	$ 1,721,917